Equity - Schedule of Movements in Shares On Issue (Details) (6-K) - AUD ($)			6 Months Ended	12 Months Ended
		Oct. 11, 2019	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Less: transaction costs arising on share issue, value				$ (431,347)	$ (9,963)
Ordinary Shares [Member]
Statement Line Items [Line Items]
Balance at 1 July 2019, shares			2,938,134,143
Balance at 1 July 2019, value			$ 125,498,824
Rights issue, shares		1,125,000,000	1,125,000,000 [1]
Rights issue, value	[1]		$ 4,499,965
Less: transaction costs arising on share issue, value			$ (2,190,802)
Balance at 31 December 2019, shares			4,063,134,143	2,938,134,143
Balance at 31 December 2019, value			$ 127,807,987	$ 125,498,824

[1]	On 11 October 2019, the company invited its shareholders to subscribe to a fully underwritten rights issue of 1,125,000,000 ordinary shares at an issue price of $0.4 cents per share on the basis of 1 new share for every 2 fully paid ordinary shares held.